Initial Public Offering (Details Textual) (USD $)	1 Months Ended			6 Months Ended		12 Months Ended		41 Months Ended
	Mar. 28, 2013	May 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Feb. 22, 2013	Mar. 30, 2012	Mar. 24, 2011	Dec. 31, 2010
Initial Public Offering [Line Items]
Stock Issued During Period, Shares, New Issues			3,600,000
Sale of Stock, Price Per Share			$ 10.00						$ 10.00
Proceeds from initial public offering			$ 34,712,656	$ 0	$ 0	$ 36,000,000		$ 36,000,000
Ordinary shares, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001		$ 0.001				$ 0.001
Warrant Right Common Stock Exercise Price										7.50
Class Of Warrant Or Right Expiry Date				Mar. 30, 2016
Class Of Warrant Or Right Redemption Convenant Description				The Company may redeem the Warrants, at a price of $0.01 per Warrant upon 30 days notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given.
Shares Issued During Period In Excess Of Over Allotment To Under Writers		52,975
Stock Issued During Period Shares New Issues Including Stock Issued To Underwriters							3,652,975
Stock Issued During Period Value New Issues Including Stock Issued To Underwriters							36,529,750
Amount Deposited In Trust							36,606,096
Proceeds from private placement of insider warrants			1,638,800	0	0		1,638,800	1,638,800
Underwriter Commission Percentage							5.00%
Unit Purchase Option Issue Price			100
Deferred underwriters fees			1,008,000	1,129,833		1,022,833	1,022,833	1,129,833
Discount On Underwriter Commission Percentage							2.80%
Proceeds From Unit Purchase Option							215,000
Unit Purchase Option Excercise Price											$ 12.00
Noninterest Expense Offering Cost			100
Unit Purchase Option Fair Value			728,850
Unit Purchase Option Price Per Unit			$ 3.39
IPO shares redeemed in connection to the tender offer expired March 28, 2013 (in shares)	3,008,955
IPO shares redeemed in connection to the tender offer expired March 28, 2013	30,149,729			0
Number Of Additional Securities Called By Options		540,000
Unit Purchase Option [Member]
Initial Public Offering [Line Items]
Fair Value Assumptions, Expected Volatility Rate							43.55%
Fair Value Assumptions, Risk Free Interest Rate							1.44%
Fair Value Assumptions, Expected Term							5 years
Underwriters [Member]
Initial Public Offering [Line Items]
Shares Issued During Period Value In Excess Of Over Allotment To Underwriters		529,750
Shareholder [Member]
Initial Public Offering [Line Items]
Class Of Warrant Or Right Purchased											2,185,067
Proceeds from Issuance of Warrants			$ 1,638,800
Class of Warrant or Right, Exercise Price of Warrants or Rights											0.75